Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	COMMUNICATION SERVICES — 0.3%
22,029	Magnite, Inc.*	$166,099
	CONSUMER DISCRETIONARY — 11.5%
5,817	BorgWarner, Inc.	234,832
5,026	Brunswick Corp.	397,054
1,125	Cavco Industries, Inc.*	298,868
2,839	Columbia Sportswear Co.	210,370
6,045	Hasbro, Inc.	399,816
1,899	Helen of Troy, Ltd.*,1	221,348
1,888	Lithia Motors, Inc. - Class A	557,583
11,446	LKQ Corp.	566,692
4,769	Papa John's International, Inc.	325,341
743	Pool Corp.	264,582
11,381	Steven Madden Ltd.	361,574
2,104	TopBuild Corp.*	529,366
30,659	Topgolf Callaway Brands Corp.*	424,321
1,502	Vail Resorts, Inc.	333,279
7,493	Wyndham Hotels & Resorts, Inc.	521,063
		5,646,089
	CONSUMER STAPLES — 0.8%
7,895	Darling Ingredients, Inc.*	412,119
	ENERGY — 1.8%
17,712	ChampionX Corp.	630,901
10,827	DMC Global, Inc.*	264,937
		895,838
	FINANCIALS — 14.0%
2,891	Assurant, Inc.	415,090
3,245	Banner Corp.	137,523
8,080	Brown & Brown, Inc.	564,307
8,893	Commerce Bancshares, Inc.	426,686
9,763	East West Bancorp, Inc.	514,608
3,353	Euronet Worldwide, Inc.*	266,161
875	FactSet Research Systems, Inc.	382,603
4,867	Globe Life, Inc.	529,189
12,659	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	268,371
1,343	LPL Financial Holdings, Inc.	319,164
6,257	Popular, Inc.[1]	394,254
7,140	SouthState Corp.	480,950
8,137	Stifel Financial Corp.	499,937
10,025	Voya Financial, Inc.	666,161
10,150	Western Alliance Bancorp	466,595

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
6,830	Wintrust Financial Corp.	$515,665
		6,847,264
	HEALTH CARE — 16.5%
28,918	AdaptHealth Corp.*	263,154
11,184	Axonics, Inc.*	627,646
2,738	Axsome Therapeutics, Inc.*	191,359
2,852	Charles River Laboratories International, Inc.*	558,935
1,296	Chemed Corp.	673,531
8,592	Encompass Health Corp.	577,039
21,415	Evolent Health, Inc. - Class A*	583,131
7,079	Fortrea Holdings, Inc.*	202,389
7,055	Globus Medical, Inc., Class A*	350,281
8,142	Halozyme Therapeutics, Inc.*	311,024
1,725	ICON PLC*,1	424,781
2,418	ICU Medical, Inc.*	287,766
4,491	Integer Holdings Corp.*	352,229
8,620	Ionis Pharmaceuticals, Inc.*	391,003
11,524	LivaNova PLC*,1	609,389
4,551	Neurocrine Biosciences, Inc.*	511,988
28,980	NextGen Healthcare, Inc.*	687,695
20,347	Phathom Pharmaceuticals, Inc.*	210,998
24,988	Zimvie, Inc.*	235,137
		8,049,475
	INDUSTRIALS — 26.0%
8,217	Albany International Corp. - Class A	708,963
6,878	Arcosa, Inc.	494,528
1,067	Axon Enterprise, Inc.*	212,322
2,062	Carlisle Cos., Inc.	534,594
5,821	Casella Waste Systems, Inc. - Class A*	444,142
3,304	Chart Industries, Inc.*	558,773
4,248	Crane Co.	377,392
24,185	Enerpac Tool Group Corp. - Class A	639,210
4,304	ESCO Technologies, Inc.	449,510
8,924	Hexcel Corp.	581,309
1,917	IDEX Corp.	398,774
10,960	Mercury Systems, Inc.*	406,506
3,691	Middleby Corp.*	472,448
3,823	MSA Safety, Inc.	602,696
2,018	Nordson Corp.	450,357
2,922	Paylocity Holding Corp.*	530,927
4,704	Regal Rexnord Corp.	672,108
12,246	Shoals Technologies Group, Inc. - Class A*	223,490
6,605	SPX Technologies, Inc.*	537,647

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
5,914	Stanley Black & Decker, Inc.	$494,292
3,958	Tetra Tech, Inc.	601,735
29,866	Thermon Group Holdings, Inc.*	820,419
8,448	Trex Co., Inc.*	520,650
8,605	WNS Holdings Ltd. ADR*	589,098
14,340	Zurn Elkay Water Solutions Corp.	401,807
		12,723,697
	INFORMATION TECHNOLOGY — 11.9%
4,688	Coherent Corp.*	153,016
3,792	CyberArk Software Ltd.*,1	621,016
9,423	Descartes Systems Group, Inc.*,1	691,460
10,685	Everbridge, Inc.*	239,558
1,597	F5, Inc.*	257,341
6,045	Informatica, Inc.*	127,368
7,662	Kulicke & Soffa Industries, Inc.	372,603
2,706	Perficient, Inc.*	156,569
2,205	Rogers Corp.*	289,891
5,284	TD SYNNEX Corp.	527,660
2,370	Teledyne Technologies, Inc.*	968,335
3,297	Teradyne, Inc.	331,217
10,120	Trimble, Inc.*	545,063
10,106	Vishay Precision Group, Inc.*	339,359
4,986	Wolfspeed, Inc.*	189,967
		5,810,423
	MATERIALS — 4.9%
10,676	Avient Corp.	377,076
3,953	Crown Holdings, Inc.	349,761
7,388	Knife River Corp.*	360,756
14,089	Livent Corp.*	259,379
2,940	Reliance Steel & Aluminum Co.	770,956
2,987	RPM International, Inc.	283,198
		2,401,126
	REAL ESTATE — 7.0%
10,903	Cousins Properties, Inc. - REIT	222,094
2,558	EastGroup Properties, Inc. - REIT	425,984
19,659	Independence Realty Trust, Inc. - REIT	276,602
2,512	Jones Lang LaSalle, Inc.*	354,644
25,674	Kite Realty Group Trust - REIT	549,937
39,733	Macerich Co. - REIT	433,487
5,535	National Storage Affiliates Trust - REIT	175,681
6,995	Rexford Industrial Realty, Inc. - REIT	345,203
3,021	Sun Communities, Inc. - REIT	357,505

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
21,815	Xenia Hotels & Resorts, Inc., REIT	$256,981
		3,398,118
	UTILITIES — 2.1%
28,339	Atlantica Sustainable Infrastructure PLC[1]	541,275
13,455	Essential Utilities, Inc.	461,910
		1,003,185
	TOTAL COMMON STOCKS
	(Cost $48,755,766)	47,353,433

Principal Amount
	SHORT-TERM INVESTMENTS — 3.2%
$1,583,630	Goldman Sachs FS Government Fund - Institutional Class, 5.16%[2]	1,583,630
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,583,630)	1,583,630
	TOTAL INVESTMENTS — 100.0%
	(Cost $50,339,396)	48,937,063
	Other Assets in Excess of Liabilities — 0.0%	6,041
	NET ASSETS — 100.0%	$48,943,104

REIT – Real Estate Investment Trusts
PLC – Public Limited Company
ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.